UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-22861

Pine Grove Alternative Fund
25 DeForest Avenue
Summit, NJ 07901
908-273-6321

Vicki Horwitz
Atlantic Fund Services
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end:
March 31

Date of reporting period:
January 1, 2014 - June 30, 2014

ITEM 1. PROXY VOTING RECORD

Pine Grove Alternative Fund

The Fund held no securities during the period January 1, 2014 through June 30, 2014 that required proxy votes and, therefore, there is no voting record to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pine Grove Alternative Fund

By:             /s/ Matthew Stadtmauer
Matthew Stadtmauer, President

Date:             8/4/2014